AB Cap Fund, Inc.

AB Small Cap Value Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 95.9%
Financials – 23.9%
Banks – 16.0%
1st Source Corp.	57,653	$2,558,064
Associated Banc-Corp.	186,360	3,585,566
Bank of Marin Bancorp	48,202	1,957,483
Heritage Financial Corp./WA	163,996	4,293,415
IBERIABANK Corp.	66,807	4,609,015
Independent Bank Group, Inc.	77,590	3,794,927
Sandy Spring Bancorp, Inc.	116,666	3,905,978
Sterling Bancorp/DE	235,390	4,488,887
Synovus Financial Corp.	118,505	4,211,668
Texas Capital Bancshares, Inc.(a)	73,815	3,977,152
TriCo Bancshares	94,363	3,336,676
Umpqua Holdings Corp.	251,180	3,946,038
Webster Financial Corp.	80,353	3,596,600
Zions Bancorp NA	90,873	3,733,972

		51,995,441

Insurance – 3.8%
First American Financial Corp.	49,343	2,884,098
Kemper Corp.	47,922	3,353,582
Selective Insurance Group, Inc.	51,162	4,074,030
State Auto Financial Corp.	64,792	2,071,400

		12,383,110

Thrifts & Mortgage Finance – 4.1%
BankUnited, Inc.	133,421	4,237,451
Essent Group Ltd.(a)	85,238	4,134,043
WSFS Financial Corp.	121,913	5,025,254

		13,396,748

		77,775,299

Industrials – 14.3%
Aerospace & Defense – 1.3%
AAR Corp.	96,270	4,135,759

Air Freight & Logistics – 0.9%
Air Transport Services Group, Inc.(a)	63,952	1,291,830
Atlas Air Worldwide Holdings, Inc.(a)	35,390	914,832
Hub Group, Inc. - Class A(a)	18,707	805,523

		3,012,185

Airlines – 2.3%
Hawaiian Holdings, Inc.	133,937	3,269,402
SkyWest, Inc.	76,091	4,356,971

		7,626,373

Building Products – 1.0%
Masonite International Corp.(a)	58,741	3,136,182

Commercial Services & Supplies – 1.6%
Knoll, Inc.	108,432	2,500,442
Viad Corp.	43,557	2,815,089

		5,315,531

Company	Shares	U.S. $ Value
Construction & Engineering – 1.4%
Primoris Services Corp.	151,134	$2,953,158
Tutor Perini Corp.(a) (b)	174,270	1,740,957

		4,694,115

Electrical Equipment – 1.5%
EnerSys	49,385	2,765,560
Regal Beloit Corp.	31,490	2,232,641

		4,998,201

Machinery – 2.5%
Columbus McKinnon Corp./NY	12,658	409,740
Kennametal, Inc.	98,187	2,934,809
REV Group, Inc.	233,601	3,011,117
Terex Corp.	74,770	1,856,539

		8,212,205

Road & Rail – 0.4%
Covenant Transportation Group, Inc. - Class A(a)	81,250	1,168,375

Trading Companies & Distributors – 1.4%
BMC Stock Holdings, Inc.(a)	79,962	2,033,434
MRC Global, Inc.(a)	186,986	2,350,414

		4,383,848

		46,682,774

Information Technology – 13.4%
Communications Equipment – 2.1%
Casa Systems, Inc.(a)	276,991	1,595,468
Extreme Networks, Inc.(a)	302,817	2,022,818
NetScout Systems, Inc.(a)	147,082	3,257,866

		6,876,152

Electronic Equipment, Instruments & Components – 1.1%
Belden, Inc.	24,036	1,096,282
TTM Technologies, Inc.(a)	218,149	2,325,468

		3,421,750

IT Services – 1.7%
Unisys Corp.(a)	366,873	2,399,349
WNS Holdings Ltd. (ADR)(a)	53,034	3,223,407

		5,622,756

Semiconductors & Semiconductor Equipment – 3.8%
Kulicke & Soffa Industries, Inc.	220,970	4,602,805
MagnaChip Semiconductor Corp.(a) (b)	313,478	3,169,263
MaxLinear, Inc. - Class A(a)	147,055	2,914,630
Nanometrics, Inc.(a)	55,815	1,523,191

		12,209,889

Software – 3.2%
A10 Networks, Inc.(a)	514,661	3,571,748
CommVault Systems, Inc.(a)	71,371	3,095,360
Verint Systems, Inc.(a)	71,583	3,814,658

		10,481,766

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals – 1.5%
NCR Corp.(a)	156,487	$4,930,905

		43,543,218

Consumer Discretionary – 13.2%
Auto Components – 2.8%
Cooper-Standard Holdings, Inc.(a)	65,899	2,467,259
Dana, Inc.	219,420	2,793,217
Tower International, Inc.	122,878	3,800,616

		9,061,092

Diversified Consumer Services – 2.4%
Houghton Mifflin Harcourt Co.(a)	440,285	2,619,696
Regis Corp.(a)	137,383	2,221,483
Sotheby’s(a)	51,150	2,953,912

		7,795,091

Hotels, Restaurants & Leisure – 3.7%
Bloomin’ Brands, Inc.	145,407	2,623,142
El Pollo Loco Holdings, Inc.(a) (b)	278,639	2,844,904
Papa John’s International, Inc.(b)	68,497	3,408,411
Red Robin Gourmet Burgers, Inc.(a) (b)	98,741	3,306,836

		12,183,293

Household Durables – 1.7%
Taylor Morrison Home Corp. - Class A(a)	229,658	5,479,640

Leisure Products – 0.9%
Callaway Golf Co.	166,108	2,950,078

Specialty Retail – 1.1%
Citi Trends, Inc.	142,810	2,400,636
Signet Jewelers Ltd.	101,892	1,247,158

		3,647,794

Textiles, Apparel & Luxury Goods – 0.6%
Skechers U.S.A., Inc. - Class A(a)	61,577	1,949,528

		43,066,516

Real Estate – 11.1%
Equity Real Estate Investment Trusts (REITs) – 11.1%
Armada Hoffler Properties, Inc.	209,808	3,638,071
City Office REIT, Inc.	313,915	4,250,409
Cousins Properties, Inc.	96,430	3,346,121
Easterly Government Properties, Inc.	135,618	2,786,950
Empire State Realty Trust, Inc. - Class A	231,657	3,257,097
Independence Realty Trust, Inc.	399,651	5,559,145
National Storage Affiliates Trust	150,850	5,047,441
RLJ Lodging Trust	198,970	3,225,304
STAG Industrial, Inc.	178,135	5,180,166

		36,290,704

Company	Shares	U.S. $ Value
Consumer Staples – 4.4%
Beverages – 1.2%
Cott Corp.	309,571	$3,903,691

Food Products – 3.2%
Fresh Del Monte Produce, Inc.	111,303	2,898,330
Hain Celestial Group, Inc. (The)(a) (b)	154,116	2,935,910
Nomad Foods Ltd.(a)	232,949	4,693,922

		10,528,162

		14,431,853

Energy – 4.4%
Energy Equipment & Services – 3.1%
Dril-Quip, Inc.(a)	67,070	3,075,160
Helix Energy Solutions Group, Inc.(a)	305,546	2,212,153
Oil States International, Inc.(a)	139,760	1,927,290
Patterson-UTI Energy, Inc.	204,352	1,767,645
RPC, Inc.(b)	208,020	1,104,586

		10,086,834

Oil, Gas & Consumable Fuels – 1.3%
Oasis Petroleum, Inc.(a)	402,620	1,256,175
QEP Resources, Inc.	332,295	1,182,970
SM Energy Co.	176,034	1,668,802

		4,107,947

		14,194,781

Materials – 3.9%
Chemicals – 1.6%
Orion Engineered Carbons SA	185,686	2,582,892
Trinseo SA	75,004	2,631,891

		5,214,783

Containers & Packaging – 1.0%
Graphic Packaging Holding Co.	243,977	3,369,322

Metals & Mining – 1.3%
Carpenter Technology Corp.	84,995	4,134,157

		12,718,262

Utilities – 3.7%
Electric Utilities – 1.4%
PNM Resources, Inc.	91,397	4,662,161

Gas Utilities – 1.0%
Southwest Gas Holdings, Inc.	35,810	3,266,946

Multi-Utilities – 1.3%
Black Hills Corp.	53,376	4,094,473

		12,023,580

Company	Shares	U.S. $ Value
Health Care – 2.7%
Health Care Providers & Services – 1.6%
Molina Healthcare, Inc.(a)	25,106	$3,270,810
WellCare Health Plans, Inc.(a)	7,045	1,907,363

		5,178,173

Life Sciences Tools & Services – 1.1%
ICON PLC(a)	24,115	3,718,292

		8,896,465

Communication Services – 0.9%
Media – 0.9%
Criteo SA (Sponsored ADR)(a)	143,807	2,792,732

Total Common Stocks (cost $343,349,606)		312,416,184

SHORT-TERM INVESTMENTS – 3.8%
Investment Companies – 3.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.07%(c) (d) (e) (cost $12,446,933)	12,446,933	12,446,933

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $355,796,539)		324,863,117

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.07%(c) (d) (e) (cost $6,217,122)	6,217,122	6,217,122

Total Investments – 101.6% (cost $362,013,661)(f)		331,080,239
Other assets less liabilities – (1.6)%		(5,335,428)

Net Assets – 100.0%		$325,744,811

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,658,344 and gross unrealized depreciation of investments was $(53,591,766), resulting in net unrealized depreciation of $(30,933,422).

Glossary:

ADR – American Depositary Receipt

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$312,416,184	$—	$—	$312,416,184
Short-Term Investments	12,446,933	—	—	12,446,933
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,217,122	—	—	6,217,122

Total Investments in Securities	331,080,239	—	—	331,080,239
Other Financial Instruments(b)	—	—	—	—

Total	$331,080,239	$—	$—	$331,080,239

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2019 is as follows:

Fund	Market Value 11/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$13,708	$67,596	$68,857	$12,447	$173
Government Money Market Portfolio*	5,494	16,652	15,929	6,217	34

Total	$19,202	$84,248	$84,786	$18,664	$207

*	Investments of cash collateral for securities lending transactions